Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year[1]	Summary Compensation Table Total Compensation for Principal Executive Officer (PEO)[2] ($)	Compensation Actually Paid to PEO[3] ($)	Average Summary Compensation Table Total Compensation for Non-PEO Named Executive Officers[4] ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers[5] ($)	Value of initial fixed $100 investment based on:		Net Income[8] (in thousands) ($)	Company Selected Measure - Earnings per Share[9] ($)
					Total Stockholder Return[6] ($)	Peer Group Total Stockholder Return[7] ($)
2022	5,257,289	5,644,274	1,901,639	1,998,863	111.98	123.90	367,489	1.81
2021	5,210,467	7,143,972	1,810,584	2,273,834	110.37	128.00	378,131	1.87
2020	6,423,410	5,664,783	2,042,921	1,901,274	91.69	101.04	390,205	1.95

Named Executive Officers, Footnote [Text Block]	Our PEO for years 2020, 2021 and 2022 was David L. Goodin. Our non-PEO named executive officers (NEO) for 2020, 2021 and 2022 were Jason L. Vollmer, David C. Barney, Jeffrey S. Thiede and Nicole A. Kivisto.
Peer Group Issuers, Footnote [Text Block]	Represents the value of $100 invested in the compensation peer group company stock on December 31, 2019 as of December 31.2020,
December 31, 2021 and December 31, 2022 assuming dividends are reinvested in the compensation peer group stock at the frequency paid. Returns of each peer group company are weighted according to the peer group company’s market capitalization at the beginning of the period. Our compensation benchmarking peer group companies for 2020, 2021 and 2022 included:

2020	2021		2022
Alliant Energy	Alliant Energy		Alliant Energy
Ameren Corporation	Ameren Corporation		Ameren Corporation
Atmos Energy Corporation	Atmos Energy Corporation		Atmos Energy Corporation
Black Hills Corporation	Black Hills Corporation		Black Hills Corporation
CMS Energy Corporation	CMS Energy Corporation		CMS Energy Corporation
Dycom Industries, Inc.	Dycom Industries, Inc.		Dycom Industries, Inc.
EMCOR Group, Inc.	EMCOR Group, Inc.		EMCOR Group, Inc.
Evergy, Inc.	Evergy, Inc.		Evergy, Inc.
Granite Construction Incorporated	Granite Construction Incorporated		Granite Construction Incorporated
Jacobs Engineering Group Inc.	Jacobs Engineering Group Inc.*		KRB, Inc.
KRB, Inc.	KRB, Inc.		Martin Marietta Materials, Inc.
Martin Marietta Materials, Inc.	Martin Marietta Materials, Inc.		MasTec, Inc.
MasTec, Inc.	MasTec, Inc.		MYR Group, Inc.*
NiSource Inc.	NiSource Inc.		NiSource Inc.
Pinnacle West Capital Corporation	Pinnacle West Capital Corporation		Pinnacle West Capital Corporation
Portland General Electric Company	Portland General Electric Company		Portland General Electric Company
Quanta Services, Inc.	Quanta Services, Inc.		Quanta Services, Inc.
Southwest Gas Holdings, Inc.	Southwest Gas Holdings, Inc.		Southwest Gas Holdings, Inc.
Summit Materials, Inc.	Summit Materials, Inc.		Summit Materials, Inc.
Vulcan Materials Company	Vulcan Materials Company		Vulcan Materials Company
WEC Energy Group, Inc.	WEC Energy Group, Inc.		WEC Energy Group, Inc.
*Jacobs Engineering Group, Inc. was replaced with MYR Group Inc. in 2022 due to size. Total stockholder return for the peer group companies for 12/31/2020, 12/31/2021 and 12/31/2022 were as follows
	12/31/2019	12/31/2020	12/31/2021	12/31/2022
Peer group with Jacobs Engineering Group Inc.	$100.00	$101.04	$128.00	$124.22
Peer group with MYR Group, Inc.	$100.00	$100.01	$126.85	$123.90

PEO Total Compensation Amount	$ 5,257,289	$ 5,210,467	$ 6,423,410
PEO Actually Paid Compensation Amount	5,644,274	7,143,972	5,664,783
Non-PEO NEO Average Total Compensation Amount	1,901,639	1,810,584	2,042,921
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,998,863	2,273,834	1,901,274
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs. TSR
Our TSR is a reflection of our stock price and dividends paid over a period of time and is important to stockholders as it measures the performance of an investment in our company stock in the marketplace. The following charts depicts the PEO and average non-PEO named executive officer CAP compared to the value of $100 invested in company and peer company stock on December 31, 2019 as of December 31, 2020, December 31, 2021 and December 31, 2022 assuming dividends are reinvested in company stock at the frequency paid.

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs. Net Income
The following charts depicts the PEO and average non-PEO NEO CAP compared to the company’s net income for 2020, 2021 and 2022.
CAP vs. EPS
The following charts depicts the PEO and average non-PEO named executive officer CAP compared to the company’s EPS for 2020, 2021 and 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 111.98	110.37	91.69
Net Income (Loss)	$ 367,489,000	$ 378,131,000	$ 390,205,000
Company Selected Measure Amount | $ / shares	1.81	1.87	1.95
PEO Name	David L. Goodin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Growth from Continuing Operations
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Stockholder Return
MYR Group, Inc. [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	$ 123.90	$ 126.85	$ 100.01	$ 100.00
Jacobs Engineering Group Inc. [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	124.22	128.00	101.04	$ 100.00
PEO [Member] | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,247,775	3,222,639	2,974,497
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,634,760	5,156,144	2,651,451
PEO [Member] | Changes to Pension Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	435,581
PEO [Member] | Aggregated Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | YE Value of Equity Awards Granted during year which are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,665,234	3,586,652	2,402,446
PEO [Member] | Y o Y Change in Value of Equity Awards Granted in Prior Years which are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(198,017)	(90,005)	(557,760)
PEO [Member] | Value at Vesting Date of Equity Awards Granted and Vesting in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Y o Y Change in Value of Equity Awards Granted in prior years which Vest in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	167,543	1,659,497	806,765
PEO [Member] | PYE Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		0
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Award Values Reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	862,681	870,757	707,370
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	959,905	1,334,007	634,637
Non-PEO NEO [Member] | Changes to Pension Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	68,914
Non-PEO NEO [Member] | Aggregated Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | YE Value of Equity Awards Granted during year which are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	973,569	969,113	571,330
Non-PEO NEO [Member] | Y o Y Change in Value of Equity Awards Granted in Prior Years which are Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,505)	(21,403)	(129,852)
Non-PEO NEO [Member] | Value at Vesting Date of Equity Awards Granted and Vesting in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Y o Y Change in Value of Equity Awards Granted in prior years which Vest in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	39,841	386,297	193,159
Non-PEO NEO [Member] | PYE Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0